ING Life Insurance and Annuity Company:

Variable Life Account B of ING Life Insurance and Annuity Company

Supplement Dated May 1, 2009

To the Product Prospectuses for:

Corporate VUL

Corporate VUL II

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

The company has changed the names of the Sub-Accounts listed below.  Please refer to the prospectus for each of the underlying funds for comprehensive information.  The following information amends “The Funds” section of your prospectus:

Janus Aspen Janus Portfolio

(formerly Janus Aspen Series Large Cap Growth Portfolio)

Janus Aspen Enterprise Portfolio

(formerly Janus Aspen Series Mid Cap Growth Portfolio)

Janus Aspen Worldwide Portfolio

(formerly Janus Aspen Worldwide Growth Portfolio)

ING Money Market Portfolio

(formerly ING VP Money Market Portfolio)

ING Growth and Income Portfolio

(formerly ING VP Growth and Income Portfolio)

ING Index Plus LargeCap Portfolio

(formerly ING VP Index Plus LargeCap Portfolio)

ING Intermediate Bond Portfolio

(formerly ING VP Intermediate Bond Portfolio)

ING Small Company Portfolio

(formerly ING VP Small Company Portfolio)

ING Growth Portfolio

(formerly ING VP Growth Portfolio)

ING Value Opportunity Portfolio

(formerly ING VP Value Opportunity Portfolio)